Time charter revenues and related contract balances (Details Textual) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2018
Interest Income Recognized Finance Component Contract Asset Liability Lease Component	$ 71	$ 143
Time Charter Services [Member]
Reduction for revenue recognized from previous years		775
Contract with Customer Repayments of Refund Liabilities to Charterer		$ 2,990